Fair Value Measurements (Tables)	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Summary Of Assets And Liabilities Measured On Recurring Basis
The Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis are as follows (in thousands):

	Level 1	Level 2	Level 3	Total
June 30, 2021
Assets:
Cash equivalents and restricted cash:
Money market funds	$919	$—	$—	$919
Certificate of deposit	—	125	—	125

Total Assets	$919	$125	$—	$1,044

Liabilities:
Derivative liabilities	$—	$—	$211,747	$211,747
Warrant liabilities	—	—	22,860	22,860

Total Liabilities	$—	$—	$234,607	$234,607

December 31, 2020
Assets:
Cash equivalents and restricted cash:
Money market funds	$3,046	$—	$—	$3,046
Certificate of deposit	—	326	—	326

Total Assets	$3,046	$326	$—	$3,372

Liabilities:
Derivative liabilities	$—	$—	$22,911	$22,911
Warrant liabilities	—	—	$3,329	3,329

Total Liabilities	$—	$—	$26,240	$26,240

The following table presents the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis (in thousands):

December 31, 2020	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents and restricted cash:
Money market funds	$3,046	$—	$—	$3,046
Certificate of deposit	—	326	—	326

Total Assets	$3,046	$326	$—	$3,372

Liabilities:
Derivative liabilities	$—	$—	$22,911	$22,911
Warrant liabilities	—	—	3,329	3,329

Total Liabilities	$—	$—	$26,240	$26,240

December 31, 2019
Assets:
Restricted cash:
Certificate of deposit	$—	$529	$—	$529

Total Assets	$—	$529	$—	$529

December 31, 2020	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liabilities	$—	$—	$11,379	$11,379
Warrant liabilities	—	—	1,989	1,989

Total Liabilities	$—	$—	$13,368	$13,368

Summary Of Changes In The Fair Value Of The Level 3 Liabilities At Fair Value On A Recurring Basis
The following table sets forth a summary of changes in the fair value of the Company’s level 3 liabilities at fair value on a recurring basis (in thousands):

	Three Months Ended June 30,
	2021	2020
Warrant liabilities:
Beginning balance March 31	$16,495	$1,989
Change in fair value	6,378	(10)
Fair value of warrants exercised	(13)	—

Ending balance June 30	22,860	1,979

Series C- 2 Convertible Preferred Stock Issuance Right liability:
Beginning balance March 31	137,900	9,024
Change in fair value	73,847	(1,405)

Ending balance June 30	211,747	7,619

Total Liabilities	$234,607	$9,598

	Six Months Ended June 30,
	2021	2020
Warrant liabilities:
Beginning balance December 31	$3,329	$1,989
Change in fair value	14,804	(54)
Fair value of warrants issued	5,096	44
Fair value of warrants exercised	(369)	—

Ending balance June 30	22,860	1,979

Series C- 2 Convertible Preferred Stock Issuance Right liability:
Beginning balance December 31	22,911	11,379
Change in fair value	211,988	(3,760)
Fair value of derivatives extinguished	(23,152)	—

Ending balance June 30	211,747	7,619

Total Liabilities	$234,607	$9,598

The following table sets forth a summary of changes in the fair value of the Company’s level 3 liabilities at fair value on a recurring basis for the years ended December 31, 2020 and 2019 (in thousands):

	2020	2019
Warrant liabilities:
Beginning balance January 1	$1,989	$1,648
Change in fair value	1,296	341
Fair value of warrants issued	44	—

Ending balance December 31	3,329	1,989

2018 Convertible Note Automatic Conversion Rights liability:
Beginning balance January 1	—	9
Change in fair value	—	19
Fair value of derivatives extinguished upon note conversion	—	(28)

Ending balance December 31	—	—

Series C-2 Convertible Preferred Stock Issuance Right liability:
Beginning balance January 1	11,379	—
Change in fair value	11,532	—
Fair value of derivatives issued	—	11,379

Ending balance December 31	22,911	11,379

Total	$26,240	$13,368

Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs at Measurement Dates
The warrants were valued using the following assumptions:

	As of June 30, 2021
	Common Stock Warrants	Series B Preferred warrants	Series C-1 Preferred warrants	Series C-2 Preferred warrants
Expected volatility	N/A	80%	80%	80%
Expected term (in years)	N/A	2	2	2
Risk-free interest rate	N/A	0.25%	0.25%	0.25%
Dividend yield	N/A	0%	0%	0%

	As of December 31, 2020
	Common Stock Warrants	Series B Preferred warrants	Series C-1 Preferred warrants	Series C-2 Preferred warrants
Expected volatility	N/A	80%	80%	N/A
Expected term (in years)	N/A	2	2	N/A
Risk-free interest rate	N/A	0.13%	0.13%	N/A
Dividend yield	N/A	0%	0%	N/A

The warrants were valued using the following assumptions:

	At issuance date
	Common Warrants	Preferred B warrants	Preferred C-1 warrants
Expected volatility	80%	80%	80%
Expected term (in years)	5.00	5.00	3.75
Risk-free interest rate	2.20%	2.20 - 2.73%	0.29%
Dividend yield	0%	0%	0%

	As of December 31, 2020
	Common Warrants	Preferred B warrants	Preferred C-1 warrants
Expected volatility	N/A	80%	80%
Expected term (in years)	N/A	2.00	2.00
Risk-free interest rate	N/A	0.13%	0.13%
Dividend yield	N/A	0%	0%

	As of December 31, 2019
	Common Warrants	Preferred B warrants	Preferred C-1 warrants
Expected volatility	N/A	80%	80%
Expected term (in years)	N/A	4.00	4.00
Risk-free interest rate	N/A	1.66%	1.66%
Dividend yield	N/A	0%	0%

ACON S2 Acquisition Corp [Member]
Summary Of Assets And Liabilities Measured On Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$250,004,454	$—	$—
Liabilities:
Derivative warrant liabilities—Public Warrants	$13,625,000	$—	$—
Derivative warrant liabilities—Private Warrants	$—	$—	$7,729,400

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

June 30, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Assets:
Investments held in Trust Account	$250,011,922	$—	$—
Liabilities:
Warrant liabilities - Public warrants	$12,250,000	$—	$—
Warrant liabilities - Private warrants	$—	$—	$5,734,360

December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Assets:
Investments held in Trust Account	$250,004,454	$—	$—
Liabilities:
Warrant liabilities - Public warrants	$13,625,000	$—	$—
Warrant liabilities - Private warrants	$—	$—	$7,729,400

Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs at Measurement Dates
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of September 21, 2020	As of September 30, 2020	As of December 31, 2020
Stock price	$9.42 - $9.64	$9.42 - $9.64	$10.08
Volatility	10.00%	10.00%	10.00%
Expected life of the options to convert	6.0	6.0	5.9
Risk-free rate	0.37%	0.37%	0.48%
Dividend yield	0.0%	0.0%	0.0%
Probability of merger	100.0%	100.0%	100.0%

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of June 30, 2021	As of December 31 2020
Stock price	$9.90	$10.08
Volatility	21.5%	10.0%
Expected life of the options to convert	4.75-5.25	5.9
Risk-free rate	0.91%	0.48%
Dividend yield	—	—

Summary of Change in Level 3 Fair Value of Derivative Warrant Liabilities
The change in the level 3 fair value of the derivative warrant liabilities for the period from July 22, 2020 (inception) through December 31, 2020 is summarized as follows:

	Public Warrants	Private Warrants	Total
Derivative warrant liabilities at July 3, 2020 (inception)	$—	$—	$—
Issuance of Warrants	12,500,000	7,000,000	19,500,000
Change in fair value of derivative warrant liabilities	1,125,000	729,400	1,854,400
Transfer of Public Warrants to level 1	(13,625,000)	—	(13,625,000)

Derivative warrant liabilities at December 31, 2020	$—	$7,729,400	$7,729,400

The change in the fair value of the Level 3 derivative warrant liabilities for the six months ended June 30, 2021 is summarized as follows:

Derivative warrant liabilities at December 31, 2020	$7,729,400
Change in fair value of derivative warrant liabilities	(1,995,040)

Derivative warrant liabilities at June 30, 2021	$5,734,360